Marketable Securities with Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	$ 1,078,521	$ 1,082,520
Gross unrealized gains up to one year	426	3,137
Gross unrealized losses up to one year	(507)	(776)
Fair value up to one year	1,078,440	1,084,881
Amortized cost, over one year through five years	2,308,920	2,339,591
Gross unrealized gains, over one year through five years	2,255	1,559
Gross unrealized losses, over one year through five years	(15,078)	(9,963)
Fair value, over one year through five years	2,296,097	2,331,187
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	915,302	994,600
Gross unrealized gains up to one year	311	3,088
Gross unrealized losses up to one year	(446)	(752)
Fair value up to one year	915,167	996,936
Amortized cost, over one year through five years	1,770,641	1,947,588
Gross unrealized gains, over one year through five years	1,903	1,439
Gross unrealized losses, over one year through five years	(11,024)	(8,654)
Fair value, over one year through five years	1,761,520	1,940,373
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	149,972	46,230
Gross unrealized gains up to one year	99	25
Gross unrealized losses up to one year	(61)	(17)
Fair value up to one year	150,010	46,238
Amortized cost, over one year through five years	520,669	366,700
Gross unrealized gains, over one year through five years	282	109
Gross unrealized losses, over one year through five years	(4,052)	(1,243)
Fair value, over one year through five years	516,899	365,566
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	13,247	41,690
Gross unrealized gains up to one year	16	24
Gross unrealized losses up to one year		(7)
Fair value up to one year	13,263	41,707
Amortized cost, over one year through five years	17,610	25,303
Gross unrealized gains, over one year through five years	70	11
Gross unrealized losses, over one year through five years	(2)	(66)
Fair value, over one year through five years	$ 17,678	$ 25,248